Beau Yanoshik

+1.202.373.6133

beau.yanoshik@morganlewis.com

June 8, 2023

VIA EDGAR

Filing Room

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SPDR® Series Trust (File Nos. 333-57793 and 811-08839)

Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, SPDR® Series Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 (the “Securities Act”), Post-Effective Amendment No. 307 to the Trust’s Registration Statement on Form N-1A (Amendment No. 309 to the Trust’s Registration Statement on Form N-1A under the Investment Company Act of 1940) (the “Amendment”). The Amendment is being made pursuant to Rule 485(a)(2) under the Securities Act to register the SPDR Portfolio S&P Dividend Growth ETF as a new series of the Trust.

Please contact me at (202) 373-6133 with your questions or comments.

Sincerely,

/s/ Beau Yanoshik
Beau Yanoshik

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001